Trade Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense	$ 3,000,000	$ 2,000,000
Receivables sold without recourse	0	48,000,000
Factoring transactions	$ 97,000,000	$ 195,000,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of companies in consolidated net revenues	10.00%	10.00%	10.00%
Number of customers | Customer	0	0	0
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense			$ 1,000,000